RECONCILIATION BETWEEN GAAP AND NON-GAAP INFORMATION (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013
Total revenue	$ 11,754		$ 11,039		$ 22,717		$ 21,197
Total cost of revenue	1,450		1,391		2,953		2,717
Gross profit	10,304		9,648		19,764		18,480
Research and development expenses	1,871		1,758		3,786		3,486
Selling, general and administrative expenses	6,761		6,477		13,235		12,803
Non-cash amortization of acquired intangible assets
Stock-based compensation
Operating income	1,672		1,413		2,743		2,191
Financial income (expenses), net	35		(40)		(4)		(24)
Taxes on income	(409)		(377)		(759)		(569)
Other	(5)		3		(26)		5
Net income	1,293		999		1,954		1,603
Less: Net (income) loss attributable to the noncontrolling interest			3		(10)		3
Net income attributable to Cimatron's shareholders	1,293		1,002		1,944		1,606
Net income per share - basic and diluted	$ 0.12		$ 0.11		$ 0.18		$ 0.17
Weighted average number of shares outstanding
Basic EPS (in thousands)	10,751		9,362		10,741		9,355
Diluted EPS (in thousands)	10,761		9,362		10,744		9,360
Adjustment [Member]
Total revenue
Total cost of revenue	(147)	[1]	(147)	[1]	(294)	[1]	(294)	[1]
Gross profit	147		147		294		294
Research and development expenses	(12)	[2]		[2]	(24)	[2]		[2]
Selling, general and administrative expenses
Non-cash amortization of acquired intangible assets			(32)				(85)
Stock-based compensation	(147)				(284)
Operating income	306		179		602		379
Financial income (expenses), net
Taxes on income	(85)	[3]		[3]	(168)	[3]	(91)	[3]
Other
Net income	221		179		434		288
Less: Net (income) loss attributable to the noncontrolling interest
Net income attributable to Cimatron's shareholders	221		179		434		288
Non-GAAP [Member]
Total revenue	11,754		11,039		22,717		21,197
Total cost of revenue	1,303		1,244		2,659		2,423
Gross profit	10,451		9,795		20,058		18,774
Research and development expenses	1,859		1,758		3,762		3,486
Selling, general and administrative expenses	6,614		6,445		12,951		12,718
Non-cash amortization of acquired intangible assets
Stock-based compensation
Operating income	1,978		1,592		3,345		2,570
Financial income (expenses), net	35		(40)		(4)		(24)
Taxes on income	(494)		(377)		(927)		(660)
Other	(5)		3		(26)		5
Net income	1,514		1,178		2,388		1,891
Less: Net (income) loss attributable to the noncontrolling interest			3		(10)		3
Net income attributable to Cimatron's shareholders	$ 1,514		$ 1,181		$ 2,378		$ 1,894
Net income per share - basic and diluted	$ 0.14		$ 0.13		$ 0.22		$ 0.20
Weighted average number of shares outstanding
Basic EPS (in thousands)	10,751		9,362		10,741		9,355
Diluted EPS (in thousands)	10,761		9,362		10,744		9,360

[1]	Non-GAAP adjustment to exclude non-cash amortization of acquired intangible assets
[2]	Non-GAAP adjustment to exclude stock-based compensation
[3]	Non-GAAP adjustment to exclude the effect of deferred taxes and other non-current tax provisions.